Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001807389
Document Type	6-K
Entity File Number	001-40543
Entity Registrant Name	POP CULTURE GROUP CO., LTD
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30